Principles of consolidation	3 Months Ended
Jun. 30, 2016
Text Block [Abstract]
Principles of consolidation

2. Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.